Equity - Summary of Share Option Transactions and Number of Share Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options outstanding, Beginning balance | shares	3,023,502	2,134,850	1,785,450
Number of share options, Granted | shares	2,079,554	1,284,845	796,900
Number of share options, Exercised | shares			(60,000)
Number of share options, Expired | shares	(179,430)		(197,500)
Number of share options, Forfeited | shares	(1,728,836)	(1,907,993)	(190,000)
Number of share options outstanding, Ending balance | shares	3,194,790	3,023,502	2,134,850
Number of share options, Exercisable | shares	1,225,836
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 6.14	$ 8.29	$ 11.47
Weighted average exercise price, Granted | $ / shares	0.96	2.99	5.26
Weighted average exercise price, Exercised | $ / shares			3.30
Weighted average exercise price, Expired | $ / shares	13.82		25.72
Weighted average exercise price, Forfeited | $ / shares	3.68	3.44	10.30
Weighted average exercise price outstanding, Ending balance | $ / shares	3.67	$ 6.14	$ 8.29
Weighted average exercise price, Exercisable | $ / shares	$ 7.68
Rye Patch
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options, Granted | shares		1,511,800
Weighted average exercise price, Granted | $ / shares		$ 4.52